UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                     Face
                                   Amount  Asset-Backed Securities*                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                              $ 3,630,561  Capital Auto Receivables Asset Trust Series 2004-2 Class A3, 3.58%
                                           due 1/15/2009                                                                 $ 3,617,776
                                3,766,809  Ford Credit Auto Owner Trust Series 2006-B Class A2A, 5.42%
                                           due 7/15/2009                                                                   3,766,117
                                5,751,000  Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%
                                           due 10/15/2010                                                                  5,747,884
                                4,674,142  Nissan Auto Receivables Owner Trust Series 2006-A Class A3, 4.74%
                                           due 9/15/2009                                                                   4,655,344
                                2,644,089  Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 5.221%
                                           due 5/25/2037 (a)                                                               2,627,155
                                3,069,000  USAA Auto Owner Trust Series 2005-4 Class A4, 4.89%
                                           due 8/15/2012                                                                   3,061,179
                                2,903,000  Wachovia Auto Owner Trust Series 2005-B Class A5, 4.93%
                                           due 11/20/2012                                                                  2,885,693
                                4,457,150  Whole Auto Loan Trust Series 2004-1 Class A4, 3.26% due 3/15/2011               4,403,659
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Asset-Backed Securities (Cost - $30,739,341) - 8.3%                      30,764,807
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency          2,314,518  Fannie Mae Trust Series 2006-116 Class VC, 6% due 2/25/2016                     2,365,978
Mortgage-Backed Securities* -   6,287,187  Fannie Mae Trust Series 2007-32 Class KP, 5.50% due 4/25/2037                   6,311,867
Collateralized Mortgage         2,680,189  Freddie Mac Multiclass Certificates Series 3294 Class NA, 5.50%
Obligations - 3.0%                         due 7/15/2027                                                                   2,695,030
------------------------------------------------------------------------------------------------------------------------------------
                                           Total U.S. Government Agency Mortgage-Backed Securities -
                                           Collateralized Mortgage Obligations (Cost - $11,241,263) - 3.0%                11,372,875
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Face   Interest              Maturity
                           Issue                                      Amount       Rate               Date(s)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government & Agency   Fannie Mae                           $    658,000       3.25 %            1/15/2008               654,375
Obligations - 5.9%                                                 6,200,000      4.375              3/15/2013             6,109,505
                           ---------------------------------------------------------------------------------------------------------
                           Freddie Mac                             3,572,000       5.75              4/15/2008             3,588,592
                                                                   4,083,000      5.125              4/18/2008             4,088,741
                                                                   1,410,000       4.75              1/19/2016             1,395,464
                                                                   1,400,000       5.00              12/14/2018            1,364,437
                           ---------------------------------------------------------------------------------------------------------
                           Tennessee Valley Authority Series E     1,020,000       6.25              12/15/2017            1,114,079
                           ---------------------------------------------------------------------------------------------------------
                           U.S. Treasury Bonds                     3,470,836       3.50              1/15/2011             3,622,414
                           ---------------------------------------------------------------------------------------------------------
                           Total U.S. Government & Agency Obligations (Cost - $21,859,787) - 5.9%                         21,937,607
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency     Fannie Mae Guaranteed Pass-Through     34,007,782       5.00     10/15/2022 - 10/15/2037 (c)   32,650,365
Mortgage-Backed            Certificates                          113,231,974       5.50     10/15/2022 - 10/15/2037 (c)   81,275,727
Securities* -  66.3%                                               4,086,401      5.844            8/01/2036 (a)           4,128,511
                                                                   4,482,224       6.00      2/01/2013 - 10/15/2037 (c)    4,494,559
                                                                   1,894,114       6.50        1/01/2013 - 10/01/2036      1,936,578

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                                        Face   Interest              Maturity
                           Issue                                      Amount       Rate               Date(s)               Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                $    194,255       7.00 %      4/01/2027 - 3/01/2031     $   202,352
                                                                     172,176       7.50        10/01/2027 - 5/01/2032        180,485
                                                                     152,176       8.00        9/01/2015 - 9/01/2031         160,645
                                                                      14,031       8.50        5/01/2030 - 1/01/2031          15,066
                                                                      30,737       9.50              7/01/2017                33,520
                                                                      16,091      10.00        10/01/2018 - 5/01/2022         17,981
                                                                       5,526      10.50              12/01/2016                5,879
                           ---------------------------------------------------------------------------------------------------------
                           Freddie Mac Mortgage Participation     22,363,533       4.50        2/01/2011 - 12/01/2035     21,410,807
                           Certificates                           35,731,747       5.00        11/01/2017 - 2/01/2036     34,515,518
                                                                  22,203,995       5.50     12/01/2016 - 10/15/2037 (c)   21,823,103
                                                                   2,832,990      5.745            4/01/2037 (a)           2,861,527
                                                                   3,241,866      5.885            4/01/2037 (a)           3,265,679
                                                                   2,639,599       6.00        4/01/2016 - 10/01/2017      2,679,078
                                                                     450,615       6.50        7/01/2015 - 8/01/2032         462,175
                                                                   2,336,449       7.00        1/01/2011 - 11/01/2032      2,425,287
                                                                     546,852       7.50        7/01/2010 - 9/01/2032         571,285
                                                                     284,748       8.00        11/01/2024 - 3/01/2032        301,653
                                                                      26,100       8.50        5/01/2028 - 8/01/2030          27,975
                                                                       7,402       9.00              9/01/2014                 7,872
                                                                     100,648       9.50              2/01/2019               108,660
                                                                      21,530      10.00        3/01/2010 - 9/01/2017          22,509
                                                                      16,776      10.50              4/01/2016                17,486
                                                                       8,970      11.00              9/01/2016                10,058
                                                                       2,704      11.50              8/01/2015                 3,005
                                                                      14,089      12.50              2/01/2014                15,935
                           ---------------------------------------------------------------------------------------------------------
                           Ginnie Mae MBS Certificates             2,428,036       4.50              9/15/2035             2,281,237
                                                                   7,181,149       5.00        4/15/2035 - 5/15/2036       6,952,683
                                                                   8,851,990       5.50        1/15/2035 - 5/15/2036       8,733,293
                                                                   9,983,836       6.00      4/20/2026 - 10/15/2037 (c)   10,057,521
                                                                   1,568,865       6.50        2/15/2014 - 11/15/2034      1,606,476
                                                                     929,628       7.00        4/15/2013 - 10/15/2031        973,657
                                                                     309,514       7.50        3/15/2024 - 3/15/2032         324,937
                                                                     184,273       8.00        12/15/2022 - 6/15/2031        195,843
                                                                      69,291       8.50        11/15/2017 - 3/15/2031         74,598
                                                                      56,118       9.00        4/15/2018 - 11/15/2024         60,585
                                                                       1,554       9.50              9/15/2021                 1,704
                           ---------------------------------------------------------------------------------------------------------
                           Total U.S. Government Agency Mortgage-Backed Securities (Cost - $249,765,636) - 66.3%         246,893,814
------------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
                                                     Amount  Non-Government Agency Mortgage-Backed Securities*            Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations - 5.9%     $  6,476,894  Bear Stearns Adjustable Rate Mortgage Trust Series
                                                             2007-4 Class 22A1, 6.012% due 6/25/2047 (a)              $   6,387,595
                                                  1,792,710  Citicorp Mortgage Securities, Inc. Series 2007-7 Class
                                                             1A1, 6% due 8/25/2037                                        1,744,811
                                                  6,413,021  Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class
                                                             A, 5.345% due 8/25/2035 (a)                                  6,326,711
                                                  1,493,419  Countrywide Home Loan Mortgage Pass-Through Trust
                                                             Series 2007-16 Class A1, 6.50% due 10/25/2037                1,505,691
                                                  3,875,556  Residential Accredit Loans, Inc. Series 2006-QA9 Class
                                                             A1, 5.053% due 11/25/2036 (a)                                3,787,136
                                                  2,183,482  Wells Fargo Mortgage Backed Securities Trust Series
                                                             2007-11 Class A96, 6% due 8/25/2037                          2,185,862
                                                                                                                      -------------
                                                                                                                         21,937,806
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 11.3%     1,676,000  Banc of America Commercial Mortgage, Inc. Series 2005-4
                                                             Class A5A, 4.933% due 7/10/2045                              1,616,479
                                                  1,194,000  Bear Stearns Commercial Mortgage Securities Series
                                                             2005-PWR8 Class AJ, 4.75% due 6/11/2041 (d)                  1,107,038
                                                  1,323,000  CS First Boston Mortgage Securities Corp. Series
                                                             2001-CK1 Class C, 6.73% due 12/18/2035                       1,365,052
                                                  2,375,000  Credit Suisse Mortgage Capital Certificates Series
                                                             2007-C3 Class A4, 5.723% due 6/15/2039 (a)                   2,401,152
                                                  1,784,414  First Union NB-Bank of America Commercial Mortgage
                                                             Trust Series 2001-C1 Class A2, 6.136% due 3/15/2033          1,835,117
                                                  2,021,000  GE Capital Commercial Mortgage Corp. Series 2005-C1
                                                             Class A2, 4.353% due 6/10/2048                               1,991,328
                                                  1,433,000  GS Mortgage Securities Corp. II Series 2004-GG2 Class
                                                             A5, 5.279% due 8/10/2038 (a)                                 1,427,021
                                                  1,622,000  GS Mortgage Securities Corp. II Series 2005-GG4 Class
                                                             A4, 4.761% due 7/10/2039                                     1,547,552
                                                  2,550,000  GS Mortgage Securities Corp. II Series 2007-GG10 Class
                                                             A4, 5.799% due 8/10/2045 (a)                                 2,593,387
                                                  1,860,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2001-CIB3 Class A3, 6.465% due 11/15/2035             1,947,727
                                                  1,598,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2001-CIB3 Class B, 6.678% due 11/15/2035              1,690,018
                                                  2,242,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2001-CIBC Class B, 6.446% due 3/15/2033               2,335,448
                                                  1,345,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2005-LDP4 Class AM, 4.999% due 10/15/2042 (a)         1,286,042

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
                                                     Amount  Non-Government Agency Mortgage-Backed Securities*            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $  2,014,000  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2006-LDP7 Class A4, 6.066% due 4/15/2045 (a)      $   2,070,846
                                                  1,433,000  LB-UBS Commercial Mortgage Trust Series 2003-C8 Class
                                                             A4, 5.124% due 11/15/2032 (a)                                1,416,221
                                                  1,169,134  Morgan Stanley Capital I Series 1999-RM1 Class A2,
                                                             6.71% due 12/15/2031 (a)                                     1,182,056
                                                  3,907,000  Morgan Stanley Capital I Series 1999-WF1 Class B, 6.32%      3,945,371
                                                             due 11/15/2031 (a)
                                                  1,856,000  Morgan Stanley Capital I Series 2005-T19 Class A2,
                                                             4.725% due 6/12/2047                                         1,840,121
                                                  2,725,000  Morgan Stanley Capital I Series 2007-IQ15 Class A4,
                                                             5.882% due 6/11/2049 (a)                                     2,782,225
                                                  3,135,000  Morgan Stanley Capital I Series 2007-T27 Class A4,
                                                             5.651% due 6/11/2042 (a)                                     3,161,977
                                                  2,825,000  Wachovia Bank Commercial Mortgage Trust Series 2006-C29
                                                             Class A4, 5.308% due 11/15/2048                              2,769,622
                                                                                                                      -------------
                                                                                                                         42,311,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Non-Government Agency Mortgage-Backed Securities
                                                             (Cost - $63,663,974) - 17.2%                                64,249,606
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                                     Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                          431,000  Northrop Grumman Corp., 7.125% due 2/15/2011                   457,622
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                  206,000  DaimlerChrysler NA Holding Corp., 7.30% due 1/15/2012          219,713
                                                    312,000  DaimlerChrysler NA Holding Corp., 6.50% due 11/15/2013         323,520
                                                    257,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031          318,571
                                                                                                                      -------------
                                                                                                                            861,804
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                              475,000  The Bear Stearns Cos., Inc., 5.76% due 7/19/2010 (a)           466,607
                                                  1,300,000  The Bear Stearns Cos., Inc., 6.95% due 8/10/2012             1,355,402
                                                    675,000  The Bear Stearns Cos., Inc., 6.40% due 10/02/2017              672,001
                                                  1,367,000  Credit Suisse Guernsey Ltd., 5.86% (a)(f)                    1,293,021
                                                    562,000  Goldman Sachs Capital II, 5.793% (a)(f)                        531,792
                                                    456,000  Goldman Sachs Group, Inc., 5.25% due 10/15/2013                445,495
                                                    386,000  Goldman Sachs Group, Inc., 5.125% due 1/15/2015                370,623
                                                    625,000  Goldman Sachs Group, Inc., 5.35% due 1/15/2016                 603,386
                                                    316,000  Goldman Sachs Group, Inc., 6.125% due 2/15/2033                309,645
                                                  2,095,000  Lehman Brothers Holdings, Inc., 5.645% due
                                                             5/25/2010 (a)                                                2,042,032
                                                    180,000  Lehman Brothers Holdings, Inc., 7.875% due 8/15/2010           189,872
                                                    575,000  Lehman Brothers Holdings, Inc., 7.394% due
                                                             9/15/2022 (a)                                                  575,523
                                                    630,000  Lehman Brothers Holdings, Inc. Series I, 5.25% due
                                                             2/06/2012                                                      616,958
                                                    305,000  Lehman Brothers Holdings, Inc. Series MTN, 7% due
                                                             9/27/2027                                                      312,286

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
Industry                                             Amount  Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $    364,000  Morgan Stanley, 6.60% due 4/01/2012                      $     378,047
                                                    200,000  Morgan Stanley, 5.375% due 10/15/2015                          191,950
                                                  1,660,000  Morgan Stanley, 6.25% due 8/28/2017                          1,695,190
                                                  1,910,000  Morgan Stanley Series F, 5.55% due 4/27/2017                 1,853,137
                                                                                                                      -------------
                                                                                                                         13,902,967
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.9%                           3,255,000  ANZ National International Ltd., 5.353% due
                                                             4/14/2010 (a)(d)                                             3,246,836
                                                  1,103,000  BSCH Issuance Ltd., 7.625% due 11/03/2009                    1,159,455
                                                    217,000  Bank One Corp., 5.90% due 11/15/2011                           220,932
                                                    700,000  Barclays Bank Plc, 7.434% (a)(d)(f)                            743,875
                                                    393,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012            416,329
                                                    368,000  Eksportfinans A/S, 4.75% due 12/15/2008                        369,347
                                                  5,513,000  European Investment Bank, 5% due 2/08/2010                   5,592,078
                                                    515,000  HSBC Bank USA NA, 4.625% due 4/01/2014                         480,635
                                                  1,525,000  JPMorgan Chase Capital XXV, 6.80% due 10/01/2037             1,527,323
                                                  1,000,000  KFW International Finance, 5.125% due 5/13/2009              1,013,000
                                                    441,000  KFW - Kreditanstalt fuer Wiederaufbau, 3.25% due
                                                             3/30/2009                                                      434,314
                                                    441,000  KFW - Kreditanstalt fuer Wiederaufbau, 4.125% due
                                                             10/15/2014                                                     427,732
                                                    831,000  KFW - Kreditanstalt fuer Wiederaufbau, 4.375% due
                                                             7/21/2015                                                      796,236
                                                    735,000  Korea Development Bank, 4.75% due 7/20/2009                    729,837
                                                    500,000  M&T Bank Corp., 3.85% due 4/01/2013 (a)(d)                     495,389
                                                    368,000  The PNC Funding Corp., 4.20% due 3/10/2008 (b)                 366,687
                                                  1,100,000  Royal Bank of Scotland Group Plc, 6.99% (a)(d)(f)            1,101,012
                                                    400,000  U.S. Bank, NA, 4.40% due 8/15/2008                             396,678
                                                    658,000  Wachovia Corp., 5.625% due 12/15/2008                          660,772
                                                    448,000  Wachovia Corp., 3.625% due 2/17/2009                           439,833
                                                  1,227,000  Wells Fargo & Co., 3.125% due 4/01/2009                      1,194,439
                                                                                                                      -------------
                                                                                                                         21,812,739
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                     257,000  Cisco Systems, Inc., 5.50% due 2/22/2016                       255,282
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%                      246,000  Hewlett-Packard Co., 3.625% due 3/15/2008                      244,255
                                                    755,000  International Business Machines Corp., 5.70% due
                                                             9/14/2017                                                      758,955
                                                                                                                      -------------
                                                                                                                          1,003,210
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                             110,000  CitiFinancial Credit Co., 10% due 5/15/2009                    119,241
                                                    400,000  FIA Card Services NA, 4.625% due 8/03/2009                     397,801
                                                    225,000  FIA Card Services NA, 7.125% due 11/15/2012                    242,098
                                                                                                                      -------------
                                                                                                                            759,140
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                       147,000  Sealed Air Corp., 5.375% due 4/15/2008 (d)                     146,569
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.5%                83,000  Bank of America Corp., 6.60% due 5/15/2010                      85,910
                                                    551,000  Bank of America Corp., 4.875% due 1/15/2013                    537,860
                                                    625,000  Bank of America Corp., 4.75% due 8/01/2015                     590,183

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
Industry                                             Amount  Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $    400,000  Bank of America Corp., 7.80% due 9/15/2016               $     448,205
                                                  1,150,000  Bank of America Corp., 6% due 9/01/2017                      1,176,667
                                                     66,000  Citicorp, 6.375% due 11/15/2008                                 67,020
                                                     92,000  Citigroup, Inc., 6.50% due 1/18/2011                            95,660
                                                    147,000  Citigroup, Inc., 6% due 2/21/2012                              151,084
                                                    397,000  Citigroup, Inc., 6.625% due 6/15/2032                          414,537
                                                    276,000  Citigroup, Inc., 5.875% due 2/22/2033                          263,565
                                                    257,000  Citigroup, Inc., 5.85% due 12/11/2034                          247,837
                                                  1,315,000  General Electric Capital Corp., 6.15% due 8/07/2037          1,349,529
                                                    735,000  General Electric Capital Corp. Series A, 4.125% due
                                                             3/04/2008                                                      731,680
                                                    441,000  General Electric Capital Corp. Series A, 4.875% due
                                                             10/21/2010                                                     440,585
                                                  7,332,000  General Electric Capital Corp. Series A, 5% due
                                                             12/01/2010                                                   7,348,255
                                                    294,000  JPMorgan Chase & Co., 3.50% due 3/15/2009                      287,656
                                                    368,000  JPMorgan Chase & Co., 4.50% due 11/15/2010                     362,594
                                                    474,000  JPMorgan Chase & Co., 6.625% due 3/15/2012                     497,546
                                                    950,000  JPMorgan Chase Bank NA, 6% due 7/05/2017                       959,048
                                                    640,000  JPMorgan Chase Bank NA Series BKNT, 6% due 10/01/2017          646,204
                                                                                                                      -------------
                                                                                                                         16,701,625
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.8%     1,675,000  AT&T, Inc., 6.50% due 9/01/2037                              1,727,087
                                                    588,000  Deutsche Telekom International Finance BV, 3.875% due
                                                             7/22/2008                                                      581,418
                                                    187,000  GTE Corp., 6.94% due 4/15/2028                                 194,345
                                                    349,000  Telecom Italia Capital SA, 5.25% due 10/01/2015                331,315
                                                    147,000  Telecom Italia Capital SA, 6% due 9/30/2034                    136,683
                                                                                                                      -------------
                                                                                                                          2,970,848
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                           206,000  Commonwealth Edison Co., 6.95% due 7/15/2018                   211,923
                                                    475,000  Pacificorp., 6.25% due 10/15/2037                              474,406
                                                                                                                      -------------
                                                                                                                            686,329
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%                  110,000  Halliburton Co., 5.50% due 10/15/2010                          111,277
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                              1,115,000  Kraft Foods, Inc., 6.50% due 8/11/2017                       1,151,740
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.1%             276,000  UnitedHealth Group, Inc., 3.30% due 1/30/2008                  274,449
                                                    221,000  WellPoint, Inc., 5.95% due 12/15/2034                          203,713
                                                                                                                      -------------
                                                                                                                            478,162
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                                    331,000  Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010         325,530
                                                    386,000  Chubb Corp., 6.375% due 3/29/2067 (a)                          383,723
                                                    110,000  MetLife, Inc., 6.125% due 12/01/2011                           113,968
                                                    331,000  MetLife, Inc., 5% due 11/24/2013                               324,850
                                                    147,000  MetLife, Inc., 5.70% due 6/15/2035                             135,832
                                                    368,000  Monumental Global Funding II, 4.375% due 7/30/2009 (d)         365,381

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
Industry                                             Amount  Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $    645,000  Progressive Corp., 6.70% due 6/15/2037 (a)               $     625,769
                                                    110,000  SunAmerica, Inc., 5.60% due 7/31/2097                           92,836
                                                                                                                      -------------
                                                                                                                          2,367,889
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                                        750,000  Comcast Cable Communications Holdings, Inc., 8.375% due
                                                             3/15/2013                                                      840,629
                                                    331,000  Comcast Cable Communications LLC, 8.875% due 5/01/2017         390,812
                                                    342,000  Comcast Corp., 5.85% due 1/15/2010                             347,447
                                                    221,000  Comcast Corp., 6.50% due 1/15/2017                             227,975
                                                    327,000  Comcast Corp., 7.05% due 3/15/2033                             344,674
                                                    184,000  Comcast Corp., 6.50% due 11/15/2035                            181,690
                                                  1,175,000  Comcast Corp., 6.95% due 8/15/2037                           1,233,292
                                                    489,000  News America, Inc., 7.25% due 5/18/2018                        529,665
                                                    250,000  News America, Inc., 7.28% due 6/30/2028                        263,015
                                                    259,000  Time Warner Cos., Inc., 6.875% due 6/15/2018                   267,804
                                                  1,220,000  Time Warner, Inc., 6.875% due 5/01/2012                      1,280,123
                                                                                                                      -------------
                                                                                                                          5,907,126
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                              120,000  Corporacion Nacional del Cobre de Chile - CODELCO,
                                                             6.375% due 11/30/2012 (d)                                      124,993
                                                    221,000  Inco Ltd., 7.75% due 5/15/2012                                 241,388
                                                    110,000  Teck Cominco Ltd., 6.125% due 10/01/2035                       102,997
                                                    294,000  Textron Financial Corp. Series E, 4.125% due 3/03/2008         292,750
                                                                                                                      -------------
                                                                                                                            762,128
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                              221,000  Dominion Resources, Inc., 5.70% due 9/17/2012                  221,777
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                              18,000  Federated Department Stores, Inc., 6.625% due 9/01/2008         18,139
                                                     99,000  Federated Department Stores, Inc., 6.30% due 4/01/2009         100,037
                                                                                                                      -------------
                                                                                                                            118,176
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.9%                  287,000  Anadarko Finance Co. Series B, 6.75% due 5/01/2011             300,019
                                                    221,000  Anadarko Petroleum Corp., 6.45% due 9/15/2036                  217,574
                                                    349,000  Consolidated Natural Gas Co. Series C, 6.25% due
                                                             11/01/2011                                                     358,849
                                                    441,000  EnCana Corp., 4.75% due 10/15/2013                             419,659
                                                    100,167  Kern River Funding Corp., 4.893% due 4/30/2018 (d)(g)           99,378
                                                    588,000  Midamerican Energy Holdings Co., 5.95% due 5/15/2037           555,383
                                                    400,000  Midamerican Energy Holdings Co., 6.50% due
                                                             9/15/2037 (d)                                                  404,322
                                                    200,000  PTT PCL, 5.875% due 8/03/2035 (d)                              178,641
                                                    298,000  Pemex Project Funding Master Trust, 9.125% due
                                                             10/13/2010                                                     329,439
                                                    575,000  XTO Energy, Inc., 6.75% due 8/01/2037                          599,972
                                                                                                                      -------------
                                                                                                                          3,463,236
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                      221,000  Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013        215,899
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                              118,000  Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036           112,116
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%                   169,000  Golden West Financial Corp., 4.75% due 10/01/2012              165,095
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                       Face
Industry                                             Amount  Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.2%     $    294,000  Sprint Capital Corp., 6.375% due 5/01/2009               $     298,575
                                                    390,000  Vodafone Group Plc, 7.75% due 2/15/2010                        411,771
                                                    147,000  Vodafone Group Plc, 6.25% due 11/30/2032                       143,206
                                                                                                                      -------------
                                                                                                                            853,552
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Corporate Bonds (Cost - $75,278,492) - 20.3%          75,486,308
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                  1,463,000  Canadian Government International Bond, 5.25% due
                                                             11/05/2008                                                   1,477,773
                                                    257,000  Chile Government International Bond, 5.50% due
                                                             1/15/2013                                                      261,318
                                                    368,000  China Government International Bond, 7.30% due
                                                             12/15/2008                                                     378,350
                                                    294,000  Export-Import Bank of Korea, 5.125% due 2/14/2011              293,694
                                                    459,000  Export-Import Bank of Korea, 5.125% due 3/16/2015              441,015
                                                    735,000  Inter-American Development Bank, 6.80% due 10/15/2025          845,254
                                                    496,000  Italy Government International Bond, 4% due 6/16/2008          494,039
                                                    331,000  Italy Government International Bond, 6% due 2/22/2011          345,506
                                                    309,000  Italy Government International Bond, 4.50% due
                                                             1/21/2015                                                      298,179
                                                    772,000  Italy Government International Bond, 6.875% due
                                                             9/27/2023                                                      863,029
                                                    386,000  Italy Government International Bond, 5.375% due
                                                             6/15/2033                                                      375,848
                                                    735,000  Landwirtschaftliche Rentenbank, 4.875% due 2/14/2011           741,969
                                                    350,000  Mexico Government International Bond Series A, 6.75%
                                                             due 9/27/2034                                                  380,625
                                                    162,000  Poland Government International Bond, 5% due 10/19/2015        159,993
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Foreign Government Obligations
                                                             (Cost - $7,389,478) - 2.0%                                   7,356,592
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                              120,000  Lehman Brothers Holdings Capital Trust V, 5.857% (a)(f)        114,326
                                                    550,000  Mellon Capital IV Series 1, 6.244% (a)(f)                      543,922
                                                                                                                      -------------
                                                                                                                            658,248
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                   55,000  Pemex Project Funding Master Trust, 7.375% due
                                                             12/15/2014                                                      60,477
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Capital Trusts (Cost - $726,456) - 0.2%                  718,725
-----------------------------------------------------------------------------------------------------------------------------------

State                                                        Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.2%                                     662,000  Illinois State, General Obligation Bonds, 5.10% due
                                                             6/01/2033                                                      620,446
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%                                        764,000  Dallas, Texas, General Obligation Bonds, Series C,
                                                             5.25% due 2/15/2024                                            748,338
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Municipal Bonds (Cost - $1,370,140) - 0.4%             1,368,784
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                              300,000  Federal Home Loan Bank, 4.57% due 10/03/2007                   299,924
Obligations**                                    19,400,000  Federal Home Loan Bank, 4.75% due 10/05/2007                19,389,761
                                                    600,000  Federal Home Loan Bank, 4.40% due 10/17/2007                   598,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities (Cost - $20,288,512) - 5.4%     20,288,512
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Number of
                                                Contracts++  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.1%                            12  Receive a fixed rate of 5.78% and pay a floating rate
                                                             based on 3-month LIBOR, expiring August 2010, Broker
                                                             Deutsche Bank AG (e)                                           400,692
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                  Number of
                                                Contracts++  Options Purchased                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased - 0.2%                             12  Pay a fixed rate of 5.78% and received a floating rate based 3-month LIBOR, expiring August 2010, Broker
                                                             Deutsche Bank AG (e)
                                                                                                                      $     588,480
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Options Purchased
                                                             (Premiums Paid - $919,200) - 0.3%                              989,172
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments Before TBA Commitments and
                                                             Options Written (Cost - $483,242,279) - 129.3%             481,426,802
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Face
                                                     Amount  TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Fannie Mae Guaranteed Pass-Through Certificates:
                                               $ 26,000,000    5% due 10/15/2022 - 10/15/2037                           (24,802,154)
                                                 45,500,000    5.50% due 10/15/2022 - 10/15/2037                        (44,792,658)
                                                  4,000,000    6% due 2/01/2013 - 10/15/2037                             (4,006,168)
                                                  1,600,000    6.50% due 1/01/2013 - 10/01/2036                          (1,629,424)
                                                             Freddie Mac Mortgage Participation Certificates:
                                                  6,000,000    4.50% due 2/01/2011 - 12/01/2035                          (5,776,698)
                                                  8,200,000    5% due 11/01/2017 - 2/01/2036                             (7,953,856)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total TBA Sale Commitments (Premiums Received -
                                                             $89,468,312) - (23.9%)                                     (88,960,958)
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Number of
                                                Contracts++  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                     13  Pay a fixed rate of 4.40% and receive a floating rate
                                                             based on 3-month LIBOR, expiring December 2007, Broker
                                                             Deutsche Bank AG (e)                                            (6,822)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written                                      13  Received a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, expiring December 2007, Broker
                                                             Deutsche Bank AG (e)                                           (95,155)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Options Written (Premiums Received - $225,280) -
                                                             (0.1%)                                                        (101,977)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments, Net of TBA Sale Commitments and
                                                             Options Written (Cost - $393,548,687+) - 105.3%            392,363,867

                                                             Liabilities in Excess of Other Assets - (5.3%)             (19,924,740)
                                                                                                                      -------------
                                                             Net Assets - 100.0%                                      $ 372,439,127
                                                                                                                      =============

* Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.
** Short-Term U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
+ The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 395,031,450
                                                                  =============
      Gross unrealized appreciation                               $   3,037,678
      Gross unrealized depreciation                                  (5,705,261)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,667,583)
                                                                  =============

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

++    One contract represents a notional amount of $1,000,000.
(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------
                                                      Purchase        Sale         Realized       Interest
      Affiliate                                         Cost          Cost           Loss          Income
      ----------------------------------------------------------------------------------------------------
      The PNC Funding Corp., 4.20% due 3/10/2008         --         $ 131,938      $ (1,253)      $ 13,754
      ----------------------------------------------------------------------------------------------------

(c) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Series is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(f)   The security is a perpetual bond and has no stated maturity date.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
(g)   Subject to principal paydowns.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------------
                                                                                          Unrealized
      Number of                                                              Face        Appreciation
      Contracts               Issue                  Expiration Date         Value      (Depreciation)
      -----------------------------------------------------------------------------------------------
      249            10-Year U.S. Treasury Note       December 2007       $ 27,286,465      $ (75,434)
      105            30-Year U.S. Treasury Note       December 2007       $ 11,688,432          2,662
      -----------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                   $ (72,772)
                                                                                            =========

o     Financial futures contracts sold as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------------
      Number of                                                              Face         Unrealized
      Contracts               Issue                  Expiration Date         Value       Appreciation
      -----------------------------------------------------------------------------------------------
      524            5-Year U.S. Treasury Note        December 2007       $ 56,176,134      $  91,759
      -----------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                         $  91,759
                                                                                            =========

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swaps outstanding as of September 30, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                                                                                      Notional     Appreciation
                                                                                       Amount     (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Index and pay a floating rate based on 1.106%
      Broker, Deutsche Bank AG London
      Expires January 2008                                                          $ 4,455,000             --

      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Investment Grade Index and pay a floating rate based 1.328%
      Broker, Citibank N.A.
      Expires January 2008                                                          $ 4,435,000             --

      Receive a fixed rate of 5.141% and pay a floating rate based on 3-month
      LIBOR
      Broker, JPMorgan Chase
      Expires August 2012                                                           $21,700,000    $   106,346

      Sold credit default protection on Deutsche Stanley and receive 0.95%
      Broker, Deutsche Bank AG London
      Expires September 2012                                                        $   345,000          1,668

      Receive a fixed rate 4.87% and pay a floating rate based on 3-month LIBOR
      Broker, UBS Warburg
      Expires September 2012                                                        $43,000,000       (118,221)

      Sold credit default protection on Lehman Brothers Holdings and receive
      1.23%
      Broker, Deutsche Bank AG London
      Expires September 2012                                                        $   495,000          8,430

      Receive a fixed rate 4.9775% and pay a floating rate based on 3-month
      LIBOR
      Broker, Lehman Brothers Special Financing
      Expires September 2012                                                        $35,000,000        128,430

      Pay a fixed rate of 5.762% and receive a floating rate based on 3-month
      LIBOR
      Broker, Citibank N.A.
      Expires July 2017                                                             $ 6,500,000       (136,892)

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swaps outstanding as of September 30, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                                              Unrealized
                                                                                Notional     Appreciation
                                                                                 Amount     (Depreciation)
      ----------------------------------------------------------------------------------------------------
      Pay a fixed rate of 5.762% and receive a floating rate based on
      3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires July 2017                                                       $25,200,000    $    (802,008)

      Receive a fixed rate 5.324% and pay a floating rate based on 3-month
      LIBOR
      Broker, Citibank N.A.
      Expires August 2017                                                     $11,500,000           47,458

      Pay a fixed rate of 5.762% and receive a floating rate based on
      3-month LIBOR
      Broker, Lehman Brothers Special Financing
      Expires September 2017                                                  $19,800,000          104,605
      ----------------------------------------------------------------------------------------------------
      Total                                                                                  $    (660,184)
                                                                                             =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2007